Financial Instruments - Schedule of Fair Value Measurement (Details) - Level 3 [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Warrants [Member]
Financial Instruments [Line Items]
dividend yield		0.00%
Top of range [member] | Warrants [Member]
Financial Instruments [Line Items]
Expected term		4 years 6 months
Expected volatility		97.31%
annual risk free interest		4.30%
Bottom of range [member] | Warrants [Member]
Financial Instruments [Line Items]
Expected term		1 year 6 months
Expected volatility		129.83%
annual risk free interest		4.54%
Warrants [Member]
Financial Instruments [Line Items]
dividend yield	0.00%
Warrants [Member] | Top of range [member]
Financial Instruments [Line Items]
Expected term	6 months 3 days
Expected volatility	177.59%
annual risk free interest	3.65%
Warrants [Member] | Bottom of range [member]
Financial Instruments [Line Items]
Expected term	3 years 6 months 3 days
Expected volatility	102.59%
annual risk free interest	3.69%